Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Developing Markets Fund), Class A)	0 Months Ended
Dec. 29, 2011
(Oppenheimer Developing Markets Fund) | Class A
Bar Chart Table:
Annual Return 2001	(5.73%)
Annual Return 2002	(1.60%)
Annual Return 2003	65.23%
Annual Return 2004	33.00%
Annual Return 2005	41.23%
Annual Return 2006	25.18%
Annual Return 2007	33.86%
Annual Return 2008	(48.03%)
Annual Return 2009	81.73%
Annual Return 2010	26.99%